12. Deferred Purchase Consideration (Annual) (Details Narrative)	1 Months Ended			12 Months Ended
	Jan. 20, 2020 USD ($)	Jan. 20, 2020 EUR (€)	Jan. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 EUR (€)
Deferred Purchase Consideration [Member]
Repayments of Notes Payable				$ 25,262	€ 20,800	$ 1,105,455
Virtual Generation [Member]
Promissory note payable			€ 3,803,000
Total payments			€ 1,435,200
Number of payments			23
Monthly installments			€ 62,400
Share issued for acquisition			846,600
Share issued for acquisition, installments			49,800
Virtual Generation bonus earnout	$ 336,810	€ 300,000					$ 561,500	€ 500,000
Tickets sold							18,449,380	18,449,380
Shares issued | shares							132,735
Share price | $ / shares							$ 4.23
Virtual Generation [Member] | Related Party [Member]
Promissory note payable			1,521,200
Virtual Generation [Member] | Non Related Party [Member]
Promissory note payable			€ 2,281,800